Fair Value Of Financial Instruments	12 Months Ended
Sep. 30, 2013
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

14. FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value Measurements – The Company uses fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures in accordance with ASC 820 and ASC 825.  The Company did not have any liabilities that were measured at fair value at September 30, 2013 or 2012.  The Company’s AFS securities are recorded at fair value on a recurring basis.  Additionally, from time to time, the Company may be required to record at fair value other assets or liabilities on a non-recurring basis, such as OREO and loans individually evaluated for impairment.  These non-recurring fair value adjustments involve the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

The Company groups its assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value. These levels are:

•	Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.

•

Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•

Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market.  These unobservable assumptions reflect the Company’s own estimates of assumptions that market participants would use in pricing the asset or liability.  Valuation techniques include the use of option pricing models, discounted cash flow models, and similar techniques.  The results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.

The Company bases its fair values on the price that would be received from the sale of an asset in an orderly transaction between market participants at the measurement date.  The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

The following is a description of valuation methodologies used for assets measured at fair value on a recurring basis.

AFS Securities - The Company’s AFS securities portfolio is carried at estimated fair value, with any unrealized gains and losses, net of taxes, reported as AOCI in stockholders’ equity.  The majority of the securities within the AFS portfolio are issued by U.S. GSEs.  The Company primarily uses prices obtained from third party pricing services and recent trades to determine the fair value of securities.  The Company’s major security types based on the nature and risks of the securities are:

•

GSE Debentures – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined by taking any embedded options into consideration and are discounted using current market yields for similar securities. On a quarterly basis, management corroborates a sample of the prices obtained from the pricing service by comparing them to another independent source.  (Level 2)

•

MBS – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined based on prepayment projections of the underlying mortgages and are discounted using current market yields for benchmark securities. On a quarterly basis, management corroborates a sample of the prices obtained from the pricing service by comparing them to another independent source.  (Level 2)

•

Municipal Bonds – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined by taking any embedded options into consideration and are discounted using current market yields for securities with similar credit profiles. On a quarterly basis, management corroborates a sample of the prices obtained from the pricing service by comparing them to another independent source.  (Level 2)

•

Trust Preferred Securities – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined by taking prepayment and underlying credit considerations into account.  The discount rates are derived from secondary trades and bid/offer prices.  (Level 3)

The following tables provide the level of valuation assumption used to determine the carrying value of the Company’s assets measured at fair value on a recurring basis, which consists of AFS securities, at the dates presented.

	September 30, 2013
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(1)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$702,228	$--	$702,228	$--
MBS	363,964	--	363,964	--
Municipal bonds	1,352	--	1,352	--
Trust preferred securities	2,423	--	--	2,423
	$1,069,967	$--	$1,067,544	$2,423

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)(2)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$861,724	$--	$861,724	$--
MBS	540,306	--	540,306	--
Municipal bonds	2,516	--	2,516	--
Trust preferred securities	2,298	--	--	2,298
	$1,406,844	$--	$1,404,546	$2,298

(1)

The Company’s Level 3 AFS securities had no activity from September 30, 2012 to September 30, 2013, except for principal repayments of $424 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions in net unrealized losses included in other comprehensive income for the year ended September 30, 2013 were $276 thousand.

(2)

The Company’s Level 3 AFS securities had no activity from September 30, 2011 to September 30, 2012, except for principal repayments of $996 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions in net unrealized losses included in other comprehensive income for the year ended September 30, 2012 were $78 thousand.

The following is a description of valuation methodologies used for significant assets measured at fair value on a non-recurring basis.

Loans Receivable – The balance of loans individually evaluated for impairment at September 30, 2013 and 2012 was $27.3 million and $26.9 million, respectively.  Substantially all of these loans were secured by residential real estate and were individually evaluated to ensure that the carrying value of the loan was not in excess of the fair value of the collateral, less estimated selling costs.  When no impairment is indicated, the carrying amount is considered to approximate fair value.  Fair values were estimated through current appraisals or listing prices.  Fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.  Based on this evaluation, the Bank charged-off any loss amounts at September 30, 2013 and 2012; therefore there was no ACL related to these loans.

OREO – OREO primarily represents real estate acquired as a result of foreclosure or by deed in lieu of foreclosure and is carried at lower-of-cost or fair value.  Fair value is estimated through current appraisals or listing prices, less estimated selling costs.  As these properties are actively marketed, estimated fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.  The fair value of OREO at September 30, 2013 and 2012 was $3.9 million and $8.0 million, respectively.

The following tables provide the level of valuation assumptions used to determine the carrying value of the Company’s assets measured at fair value on a non-recurring basis at the dates presented.

	September 30, 2013
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$27,327	$--	$--	$27,327
OREO	3,882	--	--	3,882
	$31,209	$--	$--	$31,209

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$26,890	$--	$--	$26,890
OREO	8,047	--	--	8,047
	$34,937	$--	$--	$34,937

Fair Value Disclosures  – The Company determined estimated fair value amounts using available market information and from a variety of valuation methodologies.  However, considerable judgment is required to interpret market data to develop the estimates of fair value.  Accordingly, the estimates presented are not necessarily indicative of the amount the Company could realize in a current market exchange.  The use of different market assumptions and estimation methodologies may have a material impact on the estimated fair value amounts.  The fair value estimates presented herein were based on pertinent information available to management as of the dates presented.

The carrying amounts and estimated fair values of the Company’s financial instruments at the dates presented were as follows:

	2013		2012
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in thousands)
Assets:
Cash and cash equivalents	$113,886	$113,886	$141,705	$141,705
HTM securities	1,718,023	1,741,846	1,887,947	1,969,899
Loans receivable	5,958,868	6,132,239	5,608,083	5,978,872
BOLI	59,495	59,495	58,012	58,012
Capital stock of FHLB	128,530	128,530	132,971	132,971
Liabilities:
Deposits	4,611,446	4,646,263	4,550,643	4,607,732
FHLB borrowings	2,513,538	2,599,749	2,530,322	2,701,142
Other borrowings	320,000	333,749	365,000	388,761

The following methods and assumptions were used to estimate the fair value of the financial instruments:

Cash and Cash Equivalents – The carrying amounts of cash and cash equivalents are considered to approximate their fair value due to the nature of the financial asset. (Level 1)

HTM Securities – Estimated fair values of securities are based on one of three methods: 1) quoted market prices where available, 2) quoted market prices for similar instruments if quoted market prices are not available, 3) unobservable data that represents the Bank’s assumptions about items that market participants would consider in determining fair value where no market data is available.  HTM securities are carried at amortized cost. (Level 2)

Loans Receivable – The fair value of one- to four-family mortgages and home equity loans are generally estimated using the present value of expected future cash flows, assuming future prepayments and using discount factors determined by prices obtained from securitization markets, less a discount for the cost of servicing and lack of liquidity. The estimated fair value of the Bank’s multi-family and consumer loans are based on the expected future cash flows assuming future prepayments and discount factors based on current offering rates. (Level 3)

BOLI – The carrying value of BOLI is considered to approximate its fair value due to the nature of the financial asset. (Level 1)

Capital Stock of FHLB – The carrying value and estimated fair value of FHLB stock equals cost, which is based on redemption at par value. (Level 1)

Deposits – The estimated fair value of demand deposits, savings and money market accounts is the amount payable on demand at the reporting date.  The estimated fair value of these deposits at September 30, 2013 and 2012 was $2.07 billion and $1.98 billion, respectively. (Level 1)  The fair value of certificates of deposit is estimated by discounting future cash flows using current LIBOR rates.  The estimated fair value of certificates of deposit at September 30, 2013 and 2012 was $2.58 billion and  $2.63 billion, respectively. (Level 2)

FHLB borrowings and Repurchase Agreements – The fair value of fixed-maturity borrowed funds is estimated by discounting estimated future cash flows using currently offered rates. (Level 2)